Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
(a) Acquisition of initially consolidated subsidiary:
Working capital (excluding cash)		$ 648
Property and equipment		(2,192)
Customer relationships		(307)
Deferred taxes liability		60
Goodwill		(160)
Non-controlling interests		318
Assets and liabilities at date of acquisition		(1,633)
Conversion of convertible loans		1,647
Acquisition of initially consolidated subsidiary, Total		14
(b) Significant non-cash transactions:
Conversion of debentures into share capital	1,507
Issue of share capital		10
Registration of warrants	464
Unpaid issue expenses	$ 116	$ 30